Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Provision for income taxes

The provision for income taxes consists of the following:

	2013	2012

Current Taxes	$220	$147,097
Deferred Tax Benefit	50,244	-
Benefits of Operating Loss
Carryforwards	(50,244)	(146,813)
Income Tax Provision	$220	$284

Net operating loss carryforwards

As of December 31, 2013, the Company’s available unused net operating loss carryforwards that may be applied against future taxable income expire as follows:

Year of Expiration	Net Operating Loss Carryforwards

2022	$3,195,068
2023	6,511,107
2024	1,252,369
Thereafter up to 2033	735,577
Total	$11,694,121

Deferred tax assets

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at December 31, 2013 and 2012 are summarized below.

	2013	2012

Noncurrent Deferred Tax Assets	$-	$-
Net Operating Losses	4,361,907	4,311,663
Total Deferred Tax Assets	4,361,907	4,311,663

Less: Valuation Allowance	(4,361,907)	(4,311,663)
Net Deferred Tax Assets	-	-
Net Deferred Taxes	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The income tax provision differs from the amount of income tax determined by applying the blended U.S. federal income tax and Utah state tax rate of 37.03% to pretax income from continuing operations for the years ended December 31, 2013 and 2012 due to the following:

	2013	2012
Expected US Income Tax
(Benefit)	$(79,003)	$92,378
Effects of:
State Taxes Deduction	-	-
Nondeductible Expenses	29,103	54,719
Change in Valuation Allowance	50,244	(144,695)
Other, net	(124)	(2,118)
	$220	$284